Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Real estate assets:
Operating real estate assets, net (including VIEs $36,691,468 and $0, respectively)	$ 37,644,006
Construction in process, including land (including VIEs $44,665,596 and $8,380,589, respectively)	47,097,915	8,952,920
Total real estate assets, net	84,741,921	8,952,920
Real estate held for sale	13,225,739	13,817,701
Cash and cash equivalents (including VIEs $734,094 and $49,270, respectively)	14,996,307	18,032,784
Loan costs, net (including VIEs $1,150,324 and $146,698, respectively)	1,260,849	315,930
Other assets (including VIEs $397,400 and $102,101, respectively)	544,084	205,969
Deferred rent (including VIEs $121,789 and $0, respectively)	121,789
Total Assets	114,890,689	41,325,304
Liabilities:
Mortgage and construction notes payable (including VIEs $36,750,983 and $167,680, respectively)	44,479,650	7,178,984
Accrued development costs (including VIEs $7,579,208 and $1,364,406, respectively)	7,579,208	1,364,406
Due to related parties	1,179,810	817,389
Accounts payable and other accrued expenses (including VIEs $147,420 and $0, respectively)	466,105	333,812
Other liabilities (including VIEs $30,658 and $0, respectively)	739,276	184,852
Total Liabilities	54,444,049	9,879,443
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.01 par value per share, authorized and unissued 200,000,000 shares
Common stock, $0.01 par value per share, 1,120,000,000 shares authorized; 7,522,035 and 4,314,917 issued and 7,456,989 and 4,314,917 outstanding, respectively, including 358,669 shares declared as stock distributions and distributed through August 2, 2013	74,570	43,149
Capital in excess of par value	57,058,592	34,457,642
Accumulated deficit	(6,536,182)	(3,412,230)
Total Stockholders' Equity	50,596,980	31,088,561
Noncontrolling interests	9,849,660	357,300
Total Equity	60,446,640	31,445,861
Total Liabilities and Equity	$ 114,890,689	$ 41,325,304